S000010796 [Member] Investment Objectives and Goals - S000010796 [Member]	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Capital Allocation Moderate Conservative Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia Capital Allocation Moderate Conservative Portfolio (Moderate Conservative Portfolio or the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.